UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06520

AMG FUNDS I

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Address of principal executive offices) (Zip code)

AMG Funds LLC

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: DECEMBER 31

Date of reporting period: JANUARY 1, 2018 – JUNE 30, 2018

(Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

SEMI-ANNUAL REPORT

AMG Funds

June 30, 2018

AMG Managers CenterSquare Real Estate Fund
Class N: MRESX	Class I: MRASX	Class Z: MREZX

amgfunds.com	063018	SAR017

AMG Funds
Semi-Annual Report — June 30, 2018 (unaudited)

TABLE OF CONTENTS	PAGE
ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOTS AND SCHEDULE OF PORTFOLIO INVESTMENTS	4

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	7

Balance sheet, net asset value (NAV) per share computations and cumulative undistributed amounts

Statement of Operations	9

Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	10

Detail of changes in assets for the past two fiscal periods

Financial Highlights	11

Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	14

Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT MANAGEMENT AND SUBADVISORY AGREEMENTS	18

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds family of mutual funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended June 30, 2018	Expense Ratio for the Period	Beginning Account Value 01/01/18	Ending Account Value 06/30/18	Expenses Paid During the Period*
AMG Managers CenterSquare Real Estate Fund
Based on Actual Fund Return
Class N	1.11%	$1,000	$1,011	$5.53
Class I	0.97%	$1,000	$1,011	$4.83
Class Z	0.86%	$1,000	$1,012	$4.29
Based on Hypothetical 5% Annual Return
Class N	1.11%	$1,000	$1,019	$5.55
Class I	0.97%	$1,000	$1,020	$4.85
Class Z	0.86%	$1,000	$1,021	$4.30

*

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Fund Performance (unaudited)
Periods ended April 30, 2018

The table below shows the average annual total returns for the periods indicated for the Fund, as well as the Fund’s relative index for the same time periods ended June 30, 2018.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years	Since Inception	Inception Date
AMG Managers CenterSquare Real Estate Fund[2,3,4,5,6]
Class N	1.06%	5.39%	8.89%	8.80%	8.84%	12/31/97
Class I	1.14%	5.53%	—	—	2.81%	02/24/17
Class Z	1.19%	5.74%	—	—	2.89%	02/24/17
Dow Jones U.S. Select REIT
Index[7]	1.82%	4.23%	8.29%	7.63%	9.31%	12/31/97	†
S&P 500® Index[8]	2.65%	14.37%	13.42%	10.17%	7.15%	12/31/97	†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Fund and other information, please call 800.835.3879 or visit our website at amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

†	Date reflects the inception date of the Fund, not the index.
*	Not annualized.
[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Funds are net of expenses and based on the published NAV as of June 30, 2018. All returns are in U.S. dollars($).

[2]	From time to time, the Fund’s adviser has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
[3]

The Fund is subject to special risk considerations similar to those associated with the direct ownership of real estate. Real estate valuations may be subject to factors such as changing general and local economic, financial, competitive, and environmental conditions.

[4]	A greater percentage of the Fund’s holdings may be focused in a smaller number of securities which may place the Fund at greater risk than a more diversified fund.
[5]

Investing in initial public offerings (IPOs) is risky and the prices of stocks purchased in IPOs tend to fluctuate more widely than stocks of companies that have been publicly traded for a longer period of time. Stocks purchased in IPOs generally do not have a trading history, and information about the companies may be available for very limited periods.

[6]

Companies that are in similar businesses may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.

[7]

The Dow Jones U.S. Select REIT Index measures U.S. publicly traded real estate investment trusts. Unlike the Fund, the Dow Jones U.S. Select REIT Index is unmanaged, is not available for investment, and does not incur expenses.

[8]

The S&P 500® Index is a capitalization-weighted index of 500 stocks. The S&P 500® Index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Unlike the Fund, the S&P 500® Index is unmanaged, is not available for investment, and does not incur expenses.

The Dow Jones U.S. Select REIT Index is proprietary data of Standard & Poor’s Dow Jones Indices LLC, a division of McGraw-Hill Companies, Inc. All rights reserved.

The S&P 500® Index is proprietary data of Standard & Poor’s, a division of McGraw-Hill Companies, Inc. All rights reserved.

Not FDIC insured, nor bank guaranteed. May lose value.

AMG Managers CenterSquare Real Estate Fund
Fund Snapshots (unaudited)
June 30, 2018

PORTFOLIO BREAKDOWN

Sector	% of Net Assets
Apartments	19.4
Office Property	16.6
Warehouse/Industrials	11.5
Regional Malls	10.5
Hotels	9.2
Health Care	8.0
Shopping Centers	7.8
Storage	7.8
Diversified	7.6
Consumer Discretionary	1.3
Short-Term Investments	0.2
Other Assets Less Liabilities	0.1

TOP TEN HOLDINGS

Security Name	% of Net Assets
Simon Property Group, Inc.	7.4
AvalonBay Communities, Inc.	6.2
Prologis, Inc.	5.5
Boston Properties, Inc.	5.1
Ventas, Inc.	3.4
Regency Centers Corp.	3.4
Camden Property Trust	3.2
Alexandria Real Estate Equities, Inc.	3.2
CubeSmart	3.1
Kilroy Realty Corp.	2.9

Top Ten as a Group	43.4

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Managers CenterSquare Real Estate Fund
Schedule of Portfolio Investments (unaudited)
June 30, 2018

	Shares	Value
Common Stock—1.3%
Consumer Discretionary—1.3%
Hilton Worldwide Holdings, Inc.	42,366	$3,353,693
Total Common Stock (Cost $2,662,157)		3,353,693
REITS—98.4%
Apartments—19.4%
American Homes 4 Rent, Class A	330,490	7,330,268
AvalonBay Communities, Inc.	94,215	16,194,616
Camden Property Trust	91,910	8,375,758
Essex Property Trust, Inc.	12,980	3,103,129
Invitation Homes, Inc.	192,267	4,433,677
Mid-America Apartment Communities, Inc.	42,110	4,239,214
UDR, Inc.	178,153	6,687,864
Total Apartments		50,364,526
Diversified—7.6%
Brandywine Realty Trust	117,710	1,986,945
Cousins Properties, Inc.	262,110	2,539,846
Duke Realty Corp.	190,890	5,541,536
Easterly Government Properties, Inc.	34,830	688,241
Equinix, Inc.	8,710	3,744,342
Forest City Realty Trust, Inc., Class A	162,330	3,702,747
Paramount Group Inc.	102,750	1,582,350
Total Diversified		19,786,007
Health Care—8.0%
HCP, Inc.	255,570	6,598,817
Healthcare Trust of America, Inc., Class A	197,970	5,337,271
Ventas, Inc.	156,791	8,929,248
Total Health Care		20,865,336
Hotels—9.2%
Chesapeake Lodging Trust	75,055	2,374,740
Host Hotels & Resorts, Inc.	200,160	4,217,371
Park Hotels & Resorts, Inc.	198,070	6,066,884
Sun Communities, Inc.	56,090	5,490,090
Sunstone Hotel Investors, Inc.	343,350	5,706,477
Total Hotels		23,855,562
Office Property—16.6%
Alexandria Real Estate Equities, Inc.	65,582	8,274,481
Boston Properties, Inc.	105,900	13,281,978
Highwoods Properties, Inc.	120,310	6,103,326
Hudson Pacific Properties, Inc.	82,980	2,939,981

	Shares	Value
JBG SMITH Properties	17,760	$647,707
Kilroy Realty Corp.	100,506	7,602,274
Mack-Cali Realty Corp.	201,320	4,082,770
Total Office Property		42,932,517
Regional Malls—10.5%
GGP, Inc.	260,540	5,322,832
The Macerich Co.	49,920	2,836,954
Simon Property Group, Inc.	112,600	19,163,394
Total Regional Malls		27,323,180
Shopping Centers—7.8%
Federal Realty Investment Trust	9,830	1,243,986
Kimco Realty Corp.	216,730	3,682,243
Regency Centers Corp.	139,770	8,676,922
Taubman Centers, Inc.	42,100	2,473,796
Urban Edge Properties	44,570	1,019,316
Weingarten Realty Investors	101,034	3,112,857
Total Shopping Centers		20,209,120
Storage—7.8%
CubeSmart	245,650	7,914,843
Extra Space Storage, Inc.	52,650	5,254,997
Public Storage	31,105	7,056,480
Total Storage		20,226,320
Warehouse/Industrials—11.5%
Americold Realty Trust	70,420	1,550,648
CyrusOne, Inc.	82,103	4,791,531
DCT Industrial Trust, Inc.	70,140	4,680,442
Liberty Property Trust	91,450	4,053,979
Prologis, Inc.	216,480	14,220,571
QTS Realty Trust, Inc., Class A	10,602	418,779
Total Warehouse/Industrials		29,715,950
Total REITS (Cost $247,962,095)		255,278,518
Short-Term Investments—0.2%
Other Investment Companies—0.2%
Dreyfus Government Cash Management Fund,
Institutional Class Shares, 1.81%[1]	454,436	454,436
Total Short-Term Investments (Cost $454,436)		454,436
Total Investments—99.9% (Cost $251,078,688)		259,086,647
Other Assets, less Liabilities—0.1%		378,776
Net Assets—100.0%		$259,465,423

[1]	Yield shown represents the June 30, 2018, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

REITS Real Estate Investment Trusts

The accompanying notes are an integral part of these financial statements.

AMG Managers CenterSquare Real Estate Fund
Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2018:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock†	$3,353,693	—	—	$3,353,693
REITS†	255,278,518	—	—	255,278,518
Short-Term Investments
Other Investment Companies	454,436	—	—	454,436

Total Investments in Securities	$259,086,647	—	—	$259,086,647

†

All common stocks and REITs held in the Fund are Level 1 securities. For a detailed breakout of common stocks and REITs by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of June 30, 2018, the Fund had no transfers between levels from the beginning of the reporting period.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (unaudited)
June 30, 2018

AMG Managers CenterSquare Real Estate Fund
Assets:
Investments at Value*	$259,086,647
Receivable for investments sold	766,378
Dividend, interest and other receivables	1,089,652
Receivable for Fund shares sold	335,975
Prepaid expenses and other assets	25,425
Total assets	261,304,077
Liabilities:
Payable for investments purchased	562,274
Payable for Fund shares repurchased	1,012,425
Accrued expenses:
Investment advisory and management fees	126,912
Administrative fees	31,728
Shareholder service fees	46,172
Professional fees	22,298
Trustee fees and expenses	1,519
Other	35,326
Total liabilities	1,838,654
Net Assets	$259,465,423
* Investments at cost	$251,078,688

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (continued)

AMG Managers CenterSquare Real Estate Fund
Net Assets Represent:
Paid-in capital	$258,973,686
Undistributed net investment income	233,076
Accumulated net realized loss from investments	(7,749,298)
Net unrealized appreciation/depreciation of investments	8,007,959
Net Assets	$259,465,423
Class N:
Net Assets	$201,173,858
Shares outstanding	19,303,351
Net asset value, offering and redemption price per share	$10.42
Class I:
Net Assets	$58,140,974
Shares outstanding	5,578,496
Net asset value, offering and redemption price per share	$10.42
Class Z:
Net Assets	$150,591
Shares outstanding	14,453
Net asset value, offering and redemption price per share	$10.42

The accompanying notes are an integral part of these financial statements.

Statements of Operations (unaudited)
For the six months ended June 30, 2018

AMG Managers CenterSquare Real Estate Fund
Investment Income:
Dividend income	$4,444,865
Total investment income	4,444,865
Expenses:
Investment advisory and management fees	777,036
Administrative fees	194,259
Shareholder servicing fees—Class N	253,769
Shareholder servicing fees—Class I	30,722
Registration fees	36,688
Reports to shareholders	31,752
Professional fees	28,973
Custodian fees	17,256
Transfer agent fees	12,895
Trustee fees and expenses	9,400
Miscellaneous	6,900
Total expenses before offsets	1,399,650
Expense reductions	(7,606)
Net expenses	1,392,044
Net investment income	3,052,821
Net Realized and Unrealized Loss:
Net realized loss on investments	(6,805,222)
Net change in unrealized appreciation/depreciation on investments	4,338,453
Net realized and unrealized loss	(2,466,769)
Net increase in net assets resulting from operations	$586,052

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets
For the six months ended June 30, 2018 (unaudited), the fiscal period ended December 31, 2017 and the fiscal year ended October 31, 2017

	AMG Managers CenterSquare Real Estate Fund
	June 30, 2018	December 31, 2017[1]	October 31, 2017[2]
Increase in Net Assets Resulting From Operations:
Net investment income	$3,052,821	$2,308,484	$3,332,768
Net realized gain (loss) on investments	(6,805,222)	2,022,925	26,241,651
Net change in unrealized appreciation/depreciation on investments	4,338,453	7,502,164	(11,494,670)
Net increase in net assets resulting from operations	586,052	11,833,573	18,079,749
Distributions to Shareholders:
From net investment income:
Class N	(2,293,330)	(1,249,401)	(6,688,109)
Class I	(700,471)	(323,944)	(144,564)
Class Z	(1,817)	(837)	(744)
From net realized gain on investments:
Class N	—	(20,198,303)	(33,199,655)
Class I	—	(5,050,272)	—
Class Z	—	(12,491)	—
Total distributions to shareholders	(2,995,618)	(26,835,248)	(40,033,072)
Capital Share Transactions:[3]
Net increase (decrease) from capital share transactions	(32,679,279)	7,826,349	(98,423,119)
Total decrease in net assets	(35,088,845)	(7,175,326)	(120,376,442)
Net Assets:
Beginning of period	294,554,268	301,729,594	422,106,036
End of period	$259,465,423	$294,554,268	$301,729,594
End of period undistributed net investment income	$233,076	$175,873	—

[1]	The Fund changed its fiscal year end from October 31 to December 31. See Note 1 in the Notes to Financial Statements.
[2]	Effective February 27, 2017, the Fund’s share classes were renamed as described in Note 1 of the Notes to the Financial Statements.
[3]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

AMG Managers CenterSquare Real Estate Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2018	For the fiscal period ended December 31,	For the fiscal years ended October 31,
Class N	(unaudited)	2017[1]	2017[2]	2016[3]	2015	2014	2013
Net Asset Value, Beginning of Period	$10.43	$11.02	$11.68	$12.34	$12.03	$10.79	$10.07
Income (loss) from Investment Operations:
Net investment income[4,5]	0.11	0.09 [6]	0.10	0.22 [7]	0.16 [8]	0.14	0.11
Net realized and unrealized gain (loss) on investments	(0.01)	0.34	0.42	0.40	0.75	1.84	0.96
Total income from investment operations	0.10	0.43	0.52	0.62	0.91	1.98	1.07
Less Distributions to Shareholders from:
Net investment income	(0.11)	(0.06)	(0.21)	(0.15)	(0.21)	(0.13)	(0.10)
Net realized gain on investments	—	(0.96)	(0.97)	(1.13)	(0.39)	(0.61)	(0.25)
Total distributions to shareholders	(0.11)	(1.02)	(1.18)	(1.28)	(0.60)	(0.74)	(0.35)
Net Asset Value, End of Period	$10.42	$10.43	$11.02	$11.68	$12.34	$12.03	$10.79
Total Return[5]	1.06%[9,10]	3.95%[9,10]	4.75%[10]	5.33%[10]	7.68%[10]	19.88%[10]	10.89%
Ratio of net expenses to average net assets[11]	1.11%[12]	1.04%[12]	1.08%	1.15%	1.16%	1.19%	1.26%[13]
Ratio of gross expenses to average net assets[14]	1.11%[12]	1.06%[12,15]	1.09%	1.16%	1.17%	1.20%	1.27%[13]
Ratio of net investment income to average net assets[5]	2.32%[12]	3.62%[12]	0.91%	1.88%	1.32%	1.27%	1.08%[13]
Portfolio turnover	32%[9]	13%[9]	71%	65%	61%	49%	86%
Net assets end of period (000’s) omitted	$201,174	$235,690	$243,684	$422,106	$350,178	$315,958	$212,626

AMG Managers CenterSquare Real Estate Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2018	For the fiscal period ended December 31,	For the fiscal period ended October 31,
Class I	(unaudited)	2017[1]	2017[16]
Net Asset Value, Beginning of Period	$10.43	$11.02	$11.22
Income (loss) from Investment Operations:
Net investment income[4,5]	0.12	0.09 [6]	0.11
Net realized and unrealized gain (loss) on investments	(0.01)	0.34	(0.26)
Total income (loss) from investment operations	0.11	0.43	(0.15)
Less Distributions to Shareholders from:
Net investment income	(0.12)	(0.06)	(0.05)
Net realized gain on investments	—	(0.96)	—
Total distributions to shareholders	(0.12)	(1.02)	(0.05)
Net Asset Value, End of Period	$10.42	$10.43	$11.02
Total Return[5,9,10]	1.14%	3.97%	(1.30)%
Ratio of net expenses to average net assets	0.97%[12,17]	0.90%[12,17]	0.94%[12,17]
Ratio of gross expenses to average net assets[14]	0.97%[12]	0.92%[12,15]	0.95%[12]
Ratio of net investment income to average net assets[5]	2.46%[12]	3.75%[12]	1.46%[12]
Portfolio turnover	32%[9]	13%[9]	71%[9]
Net assets end of period (000’s) omitted	$58,141	$58,716	$57,902

AMG Managers CenterSquare Real Estate Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2018	For the fiscal period ended December 31,	For the fiscal period ended October 31,
Class Z	(unaudited)	2017[1]	2017[16]
Net Asset Value, Beginning of Period	$10.43	$11.02	$11.22
Income (loss) from Investment Operations:
Net investment income[4,5]	0.12	0.09 [6]	0.12
Net realized and unrealized gain (loss) on investments	0.00 [18]	0.34	(0.26)
Total income (loss) from investment operations	0.12	0.43	(0.14)
Less Distributions to Shareholders from:
Net investment income	(0.13)	(0.06)	(0.06)
Net realized gain on investments	—	(0.96)	—
Total distributions to shareholders	(0.13)	(1.02)	(0.06)
Net Asset Value, End of Period	$10.42	$10.43	$11.02
Total Return[5,9,10]	1.19%	4.00%	(1.27)%
Ratio of net expenses to average net assets	0.86%[12,17]	0.79%[12,17]	0.83%[12,17]
Ratio of gross expenses to average net assets[14]	0.86%[12]	0.81%[12,15]	0.84%[12]
Ratio of net investment income to average net assets[5]	2.57%[12]	3.86%[12]	1.57%[12]
Portfolio turnover	32%[9]	13%[9]	71%[9]
Net assets end of period (000’s) omitted	$151	$149	$143

[1]	The Fund changed its fiscal year end from October 31 to December 31. See Note 1 in the Notes to Financial Statements.
[2]	Effective February 27, 2017, Class S was renamed Class N.
[3]	Effective October 1, 2016, the shares were reclassified and redesignated as Class S shares.
[4]	Per share numbers have been calculated using average shares.
[5]	Total returns and net investment income would have been lower had certain expenses not been offset.
[6]	Includes non-recurring dividends. Without these dividends, net investment income per class would have been $0.08, $0.08 and $0.08 for Class N, Class I, and Class Z, respectively.
[7]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.12 for Class N shares.
[8]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.13 for Class N shares.
[9]	Not annualized.
[10]	The total return is calculated using the published Net Asset Value as of period end.
[11]

Includes reduction from broker recapture amounting to less than 0.01% for the six months ended June 30, 2018, and period ended December 31, 2017, and 0.01%, 0.01%, 0.01%, 0.01%. 0.01% for the fiscal years ended October 31, 2017, 2016, 2015, 2014, 2013, respectively.

[12]	Annualized.
[13]	Includes non-routine extraordinary expenses amounting to 0.027% of average net assets.
[14]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[15]	Ratio does not reflect the annualization of audit, printing and registration expenses.
[16]	Commencement of operations was on February 27, 2017.
[17]	Includes reduction from broker recapture amounting to less than 0.01% for the six months ended June 30, 2018, and period ended December 31, 2017, and 0.01% for the period ended October 31, 2017.
[18]	Less than $0.005 or $(0.005) per share.

Notes to Financial Statements (unaudited)
June 30, 2018

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds I (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report is the AMG Managers CenterSquare Real Estate Fund (the “Fund”).

Commencing with the fiscal year beginning on November 1, 2017, the fiscal year of the Fund was changed from the period ending October 31 of each year to the period ending December 31 of each year.

The Fund offers different classes of shares, which, effective October 1, 2016, the Fund’s shares were reclassified and redesignated to Class S, and effective February 27, 2017, Class S shares were renamed Class N and the Fund commenced offering Class I and Class Z shares. Each class represents an interest in the same assets of the respective Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure.

The Fund is non-diversified. A greater percentage of the Fund’s holdings may be focused in a smaller number of securities which may place the Fund at greater risk than a more diversified fund. Please refer to a current prospectus for additional information on each share class.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

a. VALUATION OF INVESTMENTS

Equity securities, including REITS, traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

The Fund’s portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. The Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Notes to Financial Statements (continued)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Upon notification from issuers, distributions received from a real estate investment trust (“REIT”) may be redesignated as a reduction of cost of investments and/or realized gain. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the funds in the Trust and other trusts within the AMG Funds family of mutual funds (collectively the “AMG Funds Family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

The Fund had certain portfolio trades directed to various brokers under a brokerage recapture program. Credits received from the brokerage recapture program are earned and paid on a monthly basis, and are recorded as expense offsets, which serve to reduce the Fund’s overall expense ratio. For the six months ended June 30, 2018, the amount of broker recapture was $7,606, which reduced the Fund’s expense ratio by less than 0.005%.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, are declared and paid out quarterly in March, June, September and December for income and will normally be declared and paid at least annually in December for realized net capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences are due to equalization. Temporary differences are due to wash sales.

At June 30, 2018, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The approximate cost of investments and the aggregate gross unrealized appreciation and depreciation were as follows:

Cost	Appreciation	Depreciation	Net
$251,078,688	$16,153,927	$(8,145,968)	$8,007,959

e. FEDERAL TAXES

The Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Fund’s tax positions taken on federal income tax returns as of June 30, 2018, and for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. Additionally, Management is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Net capital losses incurred may be carried forward for an unlimited time period, and retain their tax character as either short-term or long-term capital losses.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of December 31, 2017 the Fund had no accumulated net realized capital loss carryovers from securities transactions for federal income tax purposes. Should the Fund incur net capital losses for the fiscal year ended December 31, 2018, such amounts may be used to offset future realized capital gains, for an unlimited time period.

g. CAPITAL STOCK

The Trust’s Declaration of Trust authorizes for the Fund the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date.

Notes to Financial Statements (continued)

For the six months ended June 30, 2018 (unaudited), fiscal period ended December 31, 2017, and the fiscal year ended October 31, 2017, the capital stock transactions by class for the Fund were as follows:

	June 30, 2018		December 31, 2017		October 31, 2017
	Shares	Amount	Shares	Amount	Shares	Amount
Class N:
Proceeds from sale of shares	2,609,677	$25,563,772	519,246	$5,810,011	7,839,045	$87,226,250
Reinvestment of distributions	227,012	2,237,313	1,991,031	20,686,818	3,219,980	34,583,644
Cost of shares repurchased	(6,124,633)	(59,651,179)	(2,028,658)	(22,589,402)	(25,090,414)	(278,435,016)

Net increase (decrease)	(3,287,944)	$(31,850,094)	481,619	$3,907,427	(14,031,389)	$(156,625,122)

Class I:[1]
Proceeds from sale of shares	1,869,888	$18,029,986	508,867	$5,708,005	5,898,330	$65,213,040
Reinvestment of distributions	50,686	500,397	323,970	3,366,045	4,064	45,022
Cost of shares repurchased	(1,970,458)	(19,361,385)	(457,891)	(5,168,455)	(648,960)	(7,198,342)

Net increase (decrease)	(49,884)	$(831,002)	374,946	$3,905,595	5,253,434	$58,059,720

Class Z:[1]
Proceeds from sale of shares	—	—	—	—	26,293	$287,191
Reinvestment of distributions	184	$1,817	1,284	$13,327	67	743
Cost of shares repurchased	—	—	—	—	(13,375)	(145,651)

Net increase	184	$1,817	1,284	$13,327	12,985	$142,283

[1]	Commencement of operations was on February 27, 2017.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

The Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Fund and is responsible for the Fund’s overall administration and operations. The Investment Manager selects one or more subadvisers for the Fund (subject to Board approval) and monitors each subadviser’s investment performance, security holdings and investment strategies. The Fund’s investment portfolio is managed by CenterSquare Investment Management, LLC, who serves pursuant to a subadvisory agreement with the Investment Manager.

Investment management fees are paid directly by the Fund to the Investment Manager based on average daily net assets. For the six months ended June 30, 2018, the Fund’s investment management fee is paid at the annual rate of 0.60% of average daily net assets of the Fund.

The Investment Manager has contractually agreed, through at least May 1, 2019, to waive management fees and/or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, brokerage commissions and other transaction costs, acquired fund fees and expenses and extraordinary expenses) of the Fund to 1.24% of the Fund’s average daily net assets subject to later reimbursement by the Fund in certain circumstances.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

In general, for a period of up to 36 months, the Investment Manager may recover from the Fund fees waived and expenses paid pursuant to this contractual agreement, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount. At June 30, 2018, the Fund had no reimbursements subject to recoupment.

The Trust, on behalf of the Fund, has entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Fund’s administrator (the “Administrator”) and is responsible for all non-portfolio management aspects of managing the Fund’s operations, including administration and shareholder services to the Fund. The Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Fund is distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for the Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Fund will be continuously offered and will be sold directly to prospective purchasers and

Notes to Financial Statements (continued)

through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

For Class N and Class I shares, the the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. Class N and Class I shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratio for the six months ended June 30, 2018, was as follows:

	Maximum Annual	Actual
	Amount	Amount
	Approved	Incurred
Class N	0.25%	0.25%
Class I	0.15%	0.11%

The Board provides supervision of the affairs of the Trust and other trusts within the AMG Funds family. The Trustees of the Trust who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits the Fund to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. For the six months ended June 30, 2018, the Fund borrowed a maximum amount of $3,763,830 for 23 days paying interest of $2,145. The interest amount is included in the Statement of Operations as miscellaneous expense. At June 30, 2018, the Fund had no interfund loans outstanding.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended June 30, 2018, were $85,458,149 and $117,584,276, respectively.

The Fund had no purchases or sales of U.S. Government Obligations during the six months ended June 30, 2018.

4. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund had no prior claims or losses and expects the risks of loss to be remote.

5. SUBSEQUENT EVENTS

The Fund has determined that no material events or transactions occurred through the issuance date of the Fund’s financial statements, which require an additional disclosure in or adjustment of the Fund’s financial statements.

Annual Renewal of Investment Management and Subadvisory Agreements

At an in-person meeting held on June 27-28, 2018, the Board of Trustees (the “Board” or the “Trustees”), and separately a majority of the Trustees who are not “interested persons” of AMG Funds I (the “Trust”) (the “Independent Trustees”), approved the Investment Management Agreement, as amended pursuant to letter agreements at any time prior to the date of the meeting, with AMG Funds LLC (the “Investment Manager”) for AMG Managers CenterSquare Real Estate Fund (the “Fund”) and separately each of Amendment No. 1 thereto dated July 1, 2015, and Amendment No. 2 thereto dated October 1, 2016 (collectively, the “Investment Management Agreement”). The Independent Trustees were separately represented by independent legal counsel in connection with their consideration of the approval of the Investment Management Agreement. In considering the Investment Management Agreement, the Trustees reviewed a variety of materials relating to the Fund, the Investment Manager and the Subadviser, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds (the “Peer Group”), performance information for the relevant benchmark index (the “Fund Benchmark”) and other information provided to them on a periodic basis throughout the year, as well as information provided in connection with the meetings of June 27-28, 2018, regarding the nature, extent and quality of services provided by the Investment Manager under the Investment Management Agreement and other relevant matters. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreement; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

NATURE, EXTENT AND QUALITY OF SERVICES.

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the performance of its duties with respect to the Fund and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties under the Investment Management Agreement and Administration Agreement. In the course of their deliberations regarding the Investment Manager, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Fund; (b) the quality of the search, selection and monitoring services performed by the Investment Manager in overseeing the portfolio management responsibilities of the Subadviser; (c) the Investment Manager’s ability to supervise the Fund’s other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreement and supervising the Subadviser, the Investment Manager: performs periodic detailed analyses and reviews of the performance by the Subadviser of its obligations to the Fund, including without limitation, analysis and review of portfolio and other compliance matters and review of the Subadviser’s investment performance with respect to the Fund; prepares and presents periodic reports to the Board regarding the investment performance of the Subadviser and other information regarding the Subadviser, at such times and in such forms as the Board may reasonably request; reviews and considers any changes in the personnel of the Subadviser responsible for performing the Subadviser’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of the Subadviser and makes appropriate reports to the Board; performs periodic in-person or telephonic diligence meetings, including with respect to compliance matters, with representatives of the Subadviser; assists the Board and management of the Trust in developing and reviewing information with respect to the initial approval of the Subadvisory Agreement and annual consideration of the Subadvisory Agreement thereafter; prepares recommendations with respect to the continued retention of the Subadviser or the replacement of the Subadviser, including at the request of the Board; identifies potential successors to or replacements of the Subadviser or potential additional subadvisers, performs appropriate due diligence, and develops and presents to the Board a recommendation as to any such successor, replacement, or additional subadviser, including at the request of the Board; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreement and applicable law. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement. The Trustees also considered the Investment Manager’s risk management processes.

PERFORMANCE.

As noted above, the Board considered the Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark and considered the gross performance of the Fund as compared to the Subadviser’s relevant performance composite that utilizes the same investment strategy and approach and noted that the Board reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition, as well as the Subadviser’s investment philosophy, strategy and techniques. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadviser. The Board was mindful of the Investment Manager’s attention to monitoring the Subadviser’s performance with respect to the Fund and its discussions with management regarding the factors that contributed to the performance of the Fund.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class N shares (which share class has the earliest inception date and the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2018 was below, above, above and above, respectively, the median performance of the Peer Group and above the performance of the Fund Benchmark, the Dow Jones U.S. Select REIT Index. The Trustees took into account management’s discussion of the Fund’s performance and noted that Class N shares of the Fund ranked in the top quintile relative to its Peer Group for the 5-year and 10-year periods. The Trustees concluded that the Fund’s performance has been satisfactory.

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

ADVISORY FEES AND PROFITABILITY.

In considering the reasonableness of the advisory fee charged by the Investment Manager for managing the Fund, the Trustees noted that the Investment Manager, and not the Fund, is responsible for paying the fees charged by the Fund’s Subadviser and, therefore, that the fees paid to the Investment Manager cover the cost of providing portfolio management services as well as the cost of providing search, selection and monitoring services in operating a “manager-of-managers” complex of mutual funds. The Trustees also considered the amount of the advisory fee retained by the Investment Manager after payment of the subadvisory fee with respect to the Fund. The Trustees concluded that, in light of the high quality supervisory services provided by the Investment Manager and the fact that the subadvisory fees are paid out of the advisory fee, the advisory fee payable by the Fund to the Investment Manager can reasonably be expected to exceed the median advisory fee for the Peer Group, which consists of many funds that do not operate with a manager-of-managers structure.

In addition, in considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees also reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to the Fund), received by the Investment Manager and its affiliates attributable to managing the Fund and all the mutual funds in the AMG Funds Family of Funds, the cost of providing such services, the significant risks undertaken as Investment Manager and sponsor of the Fund, including investment, operational, enterprise, entrepreneurial, litigation, regulatory and compliance risks, and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also considered management’s discussion of the current asset levels of the Fund, and the impact on profitability of both the current asset levels and any future growth of assets of the Fund. The Board took into account management’s discussion of the advisory fee structure, and, as noted above, the services the Investment Manager provides in performing its functions under the Investment Management Agreement and supervising the Subadviser. In this regard, the Trustees noted that, unlike a mutual fund that is managed by a single investment adviser, the Fund operates in a manager-of-managers structure. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fees for the Fund at this time. With respect to economies of scale, the Trustees also noted that as the Fund’s assets increase over time, the Fund may realize other economies of scale to the extent that the increase in assets is proportionally greater than the increase in certain other expenses.

The Trustees noted that the Fund’s management fees (which include both the advisory and administration fees) and total expenses (weighted average, all classes combined) (net of applicable expense waivers/reimbursements) as of March 31, 2018 were both lower than the average for the Peer Group. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the considerations noted above with respect to the Investment Manager, the Fund’s advisory fees are reasonable.

*****

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management Agreement: (a) the Investment Manager has demonstrated that it possesses the capability and resources to perform its duties under the Investment Management Agreement; and (b) the Investment Manager maintains an appropriate compliance program.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement would be in the best interests of the Fund and its shareholders. Accordingly, on June 27-28, 2018, the Trustees, and separately a majority of the Independent Trustees, voted to approve the Investment Management Agreement for the Fund.

THIS PAGE INTENTIONALLY LEFT BLANK

INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

600 Steamboat Road, Suite 300

Greenwich, CT 06830

800.835.3879

DISTRIBUTOR

AMG Distributors, Inc.

600 Steamboat Road, Suite 300

Greenwich, CT 06830

800.835.3879

SUBADVISER

CenterSquare Investment Management, Inc.

630 W Germantown Pike Suite 300

Plymouth Meeting, PA 19462

CUSTODIAN

The Bank of New York Mellon

111 Sanders Creek Parkway

East Syracuse, NY 13057

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

Attn: AMG Funds

P.O. Box 9769

Providence, RI 02940

800.548.4539

TRUSTEES

Bruce B. Bingham

Christine C. Carsman

Edward J. Kaier

Kurt Keilhacker

Steven J. Paggioli

Richard F. Powers III

Eric Rakowski

Victoria Sassine

Thomas R. Schneeweis

This report is prepared for the Fund’s shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for the Fund are available on the Fund’s website at amgfunds.com.

A description of the policies and procedures the Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding the Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC website at sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330. To review a complete list of the Fund’s portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit amgfunds.com.

amgfunds.com	21

AFFILIATE SUBADVISED FUNDS

BALANCED FUNDS

AMG Chicago Equity Partners Balanced

Chicago Equity Partners, LLC

AMG FQ Global Risk-Balanced

First Quadrant, L.P.

EQUITY FUNDS

AMG FQ Tax-Managed U.S. Equity

AMG FQ Long-Short Equity

First Quadrant, L.P.

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small/Mid Cap

AMG GW&K U.S. Small Cap Growth

GW&K Investment Management, LLC

AMG Renaissance International Equity

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Dividend All Cap Value II

AMG River Road Focused Absolute Value

AMG River Road Long-Short

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG SouthernSun Small Cap

AMG SouthernSun Global Opportunities

AMG SouthernSun U.S. Equity

SouthernSun Asset Management, LLC

AMG Systematic Mid Cap Value

Systematic Financial Management L.P.

AMG TimesSquare Emerging Markets Small Cap

AMG TimesSquare Global Small Cap

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Trilogy Emerging Markets Equity AMG Trilogy Emerging Wealth Equity

Trilogy Global Advisors, L.P.

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Focused Fund—Security Selection Only

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Core Bond

AMG GW&K Enhanced Core Bond

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

OPEN-ARCHITECTURE FUNDS

ALTERNATIVE FUNDS

AMG Managers Lake Partners LASSO Alternative

Lake Partners, Inc.

BALANCED FUNDS

AMG Managers Montag & Caldwell Balanced

Montag & Caldwell, LLC

EQUITY FUNDS

AMG Managers Brandywine

AMG Managers Brandywine Advisors Mid Cap Growth

AMG Managers Brandywine Blue

Friess Associates, LLC

AMG Managers Cadence Emerging Companies

AMG Managers Cadence Mid Cap

Cadence Capital Management LLC

AMG Managers CenterSquare Real Estate

CenterSquare Investment Management LLC

AMG Managers Emerging Opportunities

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

AMG Managers Essex Small/Micro Cap Growth

Essex Investment Management Company, LLC

AMG Managers Fairpointe ESG Equity

AMG Managers Fairpointe Mid Cap

Fairpointe Capital LLC

AMG Managers Guardian Capital Global Dividend

Guardian Capital LP

AMG Managers LMCG Small Cap Growth

LMCG Investments, LLC

AMG Managers Montag & Caldwell Growth

AMG Managers Montag & Caldwell Mid Cap Growth

Montag & Caldwell, LLC

AMG Managers Pictet International

Pictet Asset Management Limited

AMG Managers Silvercrest Small Cap

Silvercrest Asset Management Group LLC

AMG Managers Skyline Special Equities

Skyline Asset Management, L.P.

AMG Managers Special Equity

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

AMG Managers Value Partners Asia Dividend

Value Partners Hong Kong Limited

FIXED INCOME FUNDS

AMG Managers Amundi Intermediate Government

AMG Managers Amundi Short Duration Government

Amundi Pioneer Institutional Asset Management, Inc.

AMG Managers Doubleline Core Plus Bond

DoubleLine Capital LP

AMG Managers Global Income Opportunity

AMG Managers Loomis Sayles Bond

Loomis, Sayles & Company, L.P.

amgfunds.com	063018 SAR017

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a)

The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 13.	EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940—Filed herewith.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940—Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS I

By:	/s/ Keitha L. Kinne

Keitha L. Kinne, Principal Executive Officer

Date:	September 6, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne

Keitha L. Kinne, Principal Executive Officer

Date:	September 6, 2018

By:	/s/ Thomas Disbrow

Thomas Disbrow, Principal Financial Officer

Date:	September 6, 2018